Bunker inventory (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) metricTonsOfFuel	Dec. 31, 2020 USD ($) metricTonsOfFuel
Disclosure of detailed information about borrowings [line items]
Fuel inventory purchased (in metric tons) | metricTonsOfFuel	269,677	179,927
Payment for purchase of inventory	$ 140,100	$ 49,700
Bunker inventory	69,035	75,780
Bunker expenses	17,400	22,700
Compliant fuel oil inventory on board vessel
Disclosure of detailed information about borrowings [line items]
Bunker inventory	45,000	57,700
Bunker inventory on board vessel
Disclosure of detailed information about borrowings [line items]
Bunker inventory	$ 24,000	$ 18,100